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1933 Act Rule 485(a)
1933 Act File No. 333-08685
1940 Act File No. 811-09152

February 16, 2018

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          Staar Investment Trust (the "Trust")
File Nos. 333-08685 and 811-09152

Ladies and Gentlemen:
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), submitted electronically via EDGAR is Post-Effective Amendment Nos. 38/38 to the Registration Statement on Form N-1A of the Trust (the "Amendment").  The Registrant is filing this Amendment for the purpose of registering three new classes of shares, Class A, Class C, and Institutional Class shares, of the Alternative Categories Fund series of the Trust.  The Amendment also includes changes approved by shareholders at the Shareholder meeting.
The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to David F. Roeber at (215) 564-8179.

Very truly yours, /s/ Jana L. Cresswell Jana L. Cresswell

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